Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity New York Municipal Trust II
Entity Central Index Key	0000878663
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity New York Municipal Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Money Market Fund
Class Name	Fidelity® New York Municipal Money Market Fund
Trading Symbol	FAWXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 5,130,564,185
Holdings Count | shares	457
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$5,130,564,185
Number of Holdings	457

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 82.6 8-30 0.7 31-60 4.8 61-90 0.7 91-180 1.5 >180 8.5 Variable Rate Demand Notes (VRDNs) 46.8 Tender Option Bond 33.2 Municipal Securities 13.4 Commercial Paper 1.9 Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 46.8 Tender Option Bond - 33.2 Municipal Securities - 13.4 Commercial Paper - 1.9 Net Other Assets (Liabilities) - 4.7
Fidelity New York Municipal Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Money Market Fund
Class Name	Fidelity® New York Municipal Money Market Fund Premium Class
Trading Symbol	FSNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 5,130,564,185
Holdings Count | shares	457
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$5,130,564,185
Number of Holdings	457

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 82.6 8-30 0.7 31-60 4.8 61-90 0.7 91-180 1.5 >180 8.5 Variable Rate Demand Notes (VRDNs) 46.8 Tender Option Bond 33.2 Municipal Securities 13.4 Commercial Paper 1.9 Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 46.8 Tender Option Bond - 33.2 Municipal Securities - 13.4 Commercial Paper - 1.9 Net Other Assets (Liabilities) - 4.7
Fidelity New York Municipal Money Market Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Money Market Fund
Class Name	Fidelity® New York Municipal Money Market Fund Institutional Class
Trading Symbol	FNKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 5,130,564,185
Holdings Count | shares	457
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$5,130,564,185
Number of Holdings	457

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 82.6 8-30 0.7 31-60 4.8 61-90 0.7 91-180 1.5 >180 8.5 Variable Rate Demand Notes (VRDNs) 46.8 Tender Option Bond 33.2 Municipal Securities 13.4 Commercial Paper 1.9 Net Other Assets (Liabilities) 4.7 ASSET ALLOCATION (% of Fund's net assets) Variable Rate Demand Notes (VRDNs) - 46.8 Tender Option Bond - 33.2 Municipal Securities - 13.4 Commercial Paper - 1.9 Net Other Assets (Liabilities) - 4.7